Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ (29,286)	¥ 13,623
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	(21,101)	2,410
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	9,877	5,210
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	2,295	4,215
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(25,288)	6,279
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	(9,504)	(3,913)
Net income (loss) from financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(13,862)	2,134
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	(13,879)	¥ 2,108
Other income (expenses) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(13)
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	¥ (13)